UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report February 28, 2014

Parametric Emerging Markets Core Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	27

Important Notices	28

Parametric Emerging Markets Core Fund

February 28, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	—	—	—	–2.87%
Institutional Class at NAV	09/25/2013	09/25/2013	—	—	—	–2.73
MSCI Emerging Markets Index	—	—	4.77%	–6.01%	16.87%	–3.56%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.49%	1.24%
Net					1.15	0.90

Fund Profile

Top 10 Holdings (% of net assets)4

Samsung Electronics Co., Ltd.	1.4%
MTN Group, Ltd.	1.2
America Movil SAB de CV ADR, Series L	1.2
Naspers, Ltd., Class N	1.0
OAO Gazprom ADR	0.9
Sberbank of Russia ADR	0.9
Infosys, Ltd. ADR	0.8
China Mobile, Ltd.	0.8
Tencent Holdings, Ltd.	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.8
Total	9.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/15. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Emerging Markets Core Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 25, 2013 – February 28, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/25/13)	Ending Account Value (2/28/14)	Expenses Paid During Period (9/25/13 – 2/28/14)		Annualized Expense Ratio

Actual*
Investor Class	$1,000.00	$971.30	$4.88	***	1.15%
Institutional Class	$1,000.00	$972.70	$3.82	***	0.90%

*	The Fund had not commenced operations on September 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period from commencement of operations on September 25, 2013 to February 28, 2014). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 25, 2013.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period (9/1/13 – 2/28/14)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.10	$5.76	***	1.15%
Institutional Class	$1,000.00	$1,020.30	$4.51	***	0.90%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 25, 2013.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 93.4%

Security	Shares	Value

Brazil — 6.8%
AES Tiete SA, PFC Shares	500	$3,708
All America Latina Logistica SA (Units)	1,500	4,333
AMBEV SA ADR	6,900	49,859
Anhanguera Educacional Participacoes SA	800	4,482
Banco Bradesco SA, PFC Shares	3,700	43,151
Banco do Brasil SA	1,300	11,497
Banco Santander Brasil SA	1,200	5,866
BB Seguridade Participacoes SA	700	6,964
BM&F Bovespa SA	2,300	9,898
BR Malls Participacoes SA	700	5,365
BR Properties SA	1,000	7,251
BRF-Brasil Foods SA ADR	1,100	20,086
Centrais Eletricas Brasileiras SA ADR	1,900	4,142
CETIP SA - Mercados Organizados	500	5,335
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	4,224
Cia de Concessoes Rodoviarias SA (CCR)	3,400	23,337
Cia de Saneamento Basico do Estado de Sao Paulo	900	8,272
Cia de Saneamento de Minas Gerais-COPASA	300	4,262
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,246
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	17,382
Cia Energetica de Sao Paulo, PFC Shares	500	4,798
Cia Hering	300	3,189
Cia Paranaense de Energia-Copel ADR	400	4,308
Cia Siderurgica Nacional SA	1,200	5,248
Cielo SA	1,000	27,126
Cosan SA Industria e Comercio	400	5,921
CPFL Energia SA ADR	300	4,314
Cyrela Brazil Realty SA	600	3,346
EcoRodovias Infraestrutura e Logistica SA	700	3,684
EDP-Energias do Brasil SA	1,000	3,812
Embraer SA	1,600	14,311
Equatorial Energia SA	500	4,231
Estacio Participacoes SA	600	5,657
Fibria Celulose SA ADR(1)	400	4,300
Gerdau SA, PFC Shares	1,300	8,021
Iochpe-Maxion SA	400	4,011
Itau Unibanco Holding SA, PFC Shares	3,300	44,078
Itausa-Investimentos Itau SA, PFC Shares	4,600	16,687
JBS SA	1,700	5,444
Klabin SA, PFC Shares	900	4,453
Kroton Educacional SA	300	5,597
Light SA	600	4,220
Localiza Rent a Car SA	400	5,319
Lojas Americanas SA, PFC Shares	900	5,560

Security	Shares	Value

Brazil (continued)
Lojas Renner SA	200	$4,933
M Dias Branco SA(1)	100	3,496
Marcopolo SA, PFC Shares	2,100	4,152
Metalurgica Gerdau SA, PFC Shares	500	3,824
MRV Engenharia e Participacoes SA	1,300	4,508
Natura Cosmeticos SA	300	4,423
Oi SA ADR	3,000	4,560
PDG Realty SA Empreendimentos e Participacoes(1)	4,600	2,968
Petroleo Brasileiro SA, PFC Shares	9,100	52,868
Qualicorp SA(1)	500	4,536
Raia Drogasil SA	600	4,236
Randon Participacoes SA, PFC Shares	900	3,159
Souza Cruz SA	600	5,208
Telefonica Brasil SA ADR	200	3,730
Telefonica Brasil SA, PFC Shares	930	17,093
Tim Participacoes SA	2,100	10,287
Totvs SA	400	5,524
Tractebel Energia SA	300	4,250
Ultrapar Participacoes SA	500	11,121
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	1,000	4,172
Vale SA, PFC Shares	4,700	58,460
Weg SA	700	9,118

		$666,921

Chile — 3.3%
AES Gener SA	17,170	$9,009
Aguas Andinas SA, Series A	13,740	8,395
Antarchile SA, Series A	1,100	14,759
Banco de Chile ADR	240	18,254
Banco de Credito e Inversiones	220	11,994
Banco Santander Chile SA ADR	800	17,264
Cap SA	380	5,906
Cencosud SA	3,560	10,859
Cia Cervecerias Unidas SA ADR	200	4,494
Cia General de Electricidad SA	1,500	7,489
Colbun SA	36,400	8,665
Corpbanca SA ADR	1,250	22,087
Embotelladora Andina SA, Series A ADR	300	5,478
Embotelladora Andina SA, Series B ADR	180	4,149
Empresa Nacional de Electricidad SA ADR	350	14,301
Empresas CMPC SA	5,960	14,240
Empresas Copec SA	2,230	29,433
Enersis SA ADR	1,220	17,361
ENTEL SA	560	6,468
Latam Airlines Group SA ADR	1,037	15,970

5	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Parque Arauco SA	4,130	$7,169
Quinenco SA	3,270	7,027
S.A.C.I. Falabella SA	3,170	26,098
Sigdo Koppers SA	4,680	7,162
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	16,632
Sonda SA	4,030	7,945
Vina Concha y Toro SA ADR	200	7,968

		$326,576

China — 10.9%
AAC Technologies Holdings, Inc.	1,000	$4,557
Agricultural Bank of China, Ltd., Class H	22,000	9,355
Air China, Ltd., Class H	8,000	5,231
Aluminum Corp. of China, Ltd., Class H(1)	14,000	5,008
Anhui Conch Cement Co., Ltd., Class H	2,000	7,324
Baidu, Inc. ADR(1)	300	51,279
Bank of China, Ltd., Class H	60,000	25,267
Bank of Communications, Ltd., Class H	7,000	4,492
BBMG Corp., Class H	7,000	5,237
Beijing Enterprises Holdings, Ltd.	500	4,799
Belle International Holdings, Ltd.	8,000	9,866
Brilliance China Automotive Holdings, Ltd.	4,000	6,090
BYD Co., Ltd., Class H(1)	1,000	6,605
China Bluechemical, Ltd., Class H	8,000	4,687
China CITIC Bank Corp., Ltd., Class H	9,000	4,861
China Coal Energy Co., Class H	8,000	4,105
China Communications Construction Co., Ltd., Class H	7,000	4,906
China Communications Services Corp., Ltd., Class H	8,000	3,750
China Construction Bank Corp., Class H	79,000	54,532
China COSCO Holdings Co., Ltd., Class H(1)	11,500	4,949
China Everbright International, Ltd.	6,000	8,817
China Gas Holdings, Ltd.	4,000	6,289
China Life Insurance Co., Ltd., Class H	6,000	17,448
China Longyuan Power Group Corp., Class H	5,000	5,989
China Mengniu Dairy Co., Ltd.	2,000	10,270
China Merchants Bank Co., Ltd., Class H	4,000	7,034
China Merchants Holdings (International) Co., Ltd.	2,000	7,134
China Minsheng Banking Corp., Ltd., Class H	5,000	4,991
China Mobile, Ltd.	8,500	80,626
China National Building Material Co., Ltd., Class H	6,000	5,757
China Oilfield Services, Ltd., Class H	2,000	5,434
China Overseas Land & Investment, Ltd.	4,000	10,780
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,204
China Petroleum & Chemical Corp., Class H	36,000	31,867
China Railway Construction Corp., Class H	4,500	3,742
China Railway Group, Ltd., Class H	9,000	3,898

Security	Shares	Value

China (continued)
China Resources Enterprise, Ltd.	2,000	$5,627
China Resources Gas Group, Ltd.	2,000	7,035
China Resources Land, Ltd.	2,000	4,531
China Resources Power Holdings Co., Ltd.	4,000	9,668
China Shenhua Energy Co., Ltd., Class H	4,500	12,278
China State Construction International Holdings, Ltd.	4,000	6,844
China Telecom Corp., Ltd., Class H	26,000	11,319
China Unicom (Hong Kong), Ltd.	8,000	10,588
China Vanke Co., Ltd., Class B	2,600	3,859
Chongqing Changan Automobile Co., Ltd., Class B	3,500	6,990
Citic Pacific, Ltd.	4,000	5,804
CNOOC, Ltd.	25,000	40,928
Cosco Pacific, Ltd.	4,000	5,371
Country Garden Holdings Co.	8,000	4,141
Ctrip.com International, Ltd. ADR(1)	200	10,802
Datang International Power Generation Co., Ltd., Class H	10,000	4,040
Dongfeng Motor Group Co., Ltd., Class H	6,000	8,142
Evergrande Real Estate Group, Ltd.	12,000	5,083
GCL-Poly Energy Holdings, Ltd.(1)	18,000	6,793
Geely Automobile Holdings, Ltd.	10,000	3,786
Great Wall Motor Co., Ltd., Class H	2,000	9,159
Guangdong Investment, Ltd.	6,000	6,257
Guangzhou Automobile Group Co., Ltd., Class H	6,000	5,606
Guangzhou R&F Properties Co., Ltd., Class H	3,200	4,318
Haier Electronics Group Co., Ltd.	3,000	8,908
Hengan International Group Co., Ltd.	1,500	16,292
Huaneng Power International, Inc., Class H	6,000	5,371
Industrial & Commercial Bank of China, Ltd., Class H	70,000	42,173
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	2,975
Jiangsu Expressway Co., Ltd., Class H	4,000	5,105
Jiangxi Copper Co., Ltd., Class H	2,000	3,470
Kingboard Chemical Holdings, Ltd.	2,500	5,513
Kunlun Energy Co., Ltd.	4,000	7,140
Lee & Man Paper Manufacturing, Ltd.	8,000	4,792
Lenovo Group, Ltd.	6,000	6,405
Longfor Properties Co., Ltd.	3,000	4,144
Mindray Medical International, Ltd. ADR	200	6,988
NetEase.com, Inc. ADR	100	6,917
New Oriental Education & Technology Group, Inc. ADR	290	8,074
Nine Dragons Paper Holdings, Ltd.	7,000	5,352
PetroChina Co., Ltd., Class H	30,000	31,607
PICC Property & Casualty Co., Ltd., Class H	4,000	5,480
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,500	12,228
Semiconductor Manufacturing International Corp.(1)	60,000	5,190
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	5,126
Shanghai Industrial Holdings, Ltd.	2,000	6,826

6	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	$6,758
Shimao Property Holdings, Ltd.	2,000	4,024
Sihuan Pharmaceutical Holdings Group, Ltd.	7,000	8,412
SINA Corp.(1)	100	6,833
Sino Biopharmaceutical, Ltd.	8,000	7,474
Sino-Ocean Land Holdings, Ltd.	8,500	4,519
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	6,236
Sinopharm Group Co., Ltd., Class H	2,000	5,573
Sohu.com, Inc.(1)	100	8,499
Sun Art Retail Group, Ltd.	4,500	5,115
Tencent Holdings, Ltd.	1,000	80,296
Tingyi (Cayman Islands) Holding Corp.	4,000	11,201
Tsingtao Brewery Co., Ltd., Class H	1,000	7,491
Want Want China Holdings, Ltd.	12,000	18,273
Weichai Power Co., Ltd., Class H	1,000	3,802
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	7,692
Xinyi Glass Holdings, Ltd.	6,000	5,344
Xinyi Solar Holdings, Ltd.(1)	6,000	1,693
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	6,276
Yanzhou Coal Mining Co., Ltd., Class H	4,000	2,834
Yuexiu Property Co., Ltd.	18,000	3,720
Zhejiang Expressway Co., Ltd., Class H	6,000	5,218
Zijin Mining Group Co., Ltd., Class H	20,000	4,349

		$1,069,857

Colombia — 1.6%
Almacenes Exito SA	1,060	$13,066
Banco de Bogota	316	10,499
Bancolombia SA ADR, PFC Shares	340	17,170
Cementos Argos SA	1,910	8,588
Corporacion Financiera Colombiana SA	500	8,641
Ecopetrol SA ADR	660	22,658
Empresa de Energia de Bogota SA	12,100	8,339
Grupo Argos SA	800	7,304
Grupo Aval Acciones y Valores SA	15,110	8,862
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	8,753
Grupo de Inversiones Suramericana	540	8,757
Grupo Nutresa SA	1,210	14,288
Interconexion Electrica SA	2,300	8,544
ISAGEN SA ESP	6,400	9,259

		$154,728

Czech Republic — 1.9%
CEZ AS	2,400	$64,670
Komercni Banka AS	300	72,659

Security	Shares	Value

Czech Republic (continued)
Pegas Nonwovens SA	400	$12,351
Telefonica 02 Czech Republic AS	1,800	27,376
Unipetrol AS(1)	1,100	7,779

		$184,835

Greece — 2.4%
Alpha Bank AE(1)	16,107	$16,249
Diana Shipping, Inc.(1)	830	10,807
Ellaktor SA(1)	4,796	25,627
Hellenic Petroleum SA	1,050	10,123
Hellenic Telecommunications Organization SA(1)	1,860	32,542
JUMBO SA(1)	1,189	22,524
Motor Oil (Hellas) Corinth Refineries SA	972	12,721
National Bank of Greece SA(1)	2,716	13,269
OPAP SA	2,143	33,658
Piraeus Bank SA(1)	8,625	23,667
Public Power Corp. SA	930	14,831
Titan Cement Co. SA(1)	715	23,085

		$239,103

Hungary — 1.7%
Magyar Telekom Rt.	13,800	$20,572
MOL Hungarian Oil & Gas Rt.	700	41,100
OTP Bank Rt.	2,900	51,459
Richter Gedeon Nyrt.	3,000	53,305

		$166,436

India — 1.5%
Infosys, Ltd. ADR	1,310	$80,788
Mahindra & Mahindra, Ltd. GDR	770	12,012
Reliance Industries, Ltd. GDR(2)	1,830	47,251
State Bank of India GDR(3)	170	8,493

		$148,544

Indonesia — 3.8%
Adaro Energy Tbk PT	89,500	$7,699
AKR Corporindo Tbk PT	14,000	5,516
Aneka Tambang Tbk PT	40,500	3,633
Astra International Tbk PT	51,000	30,618
Bank Central Asia Tbk PT	41,000	36,230
Bank Danamon Indonesia Tbk PT	14,000	4,932
Bank Mandiri Tbk PT	23,500	18,499
Bank Negara Indonesia Persero Tbk PT	22,000	8,656
Bank Rakyat Indonesia Tbk PT	27,000	21,654
Bhakti Investama Tbk PT	214,500	6,019

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Bumi Resources Tbk PT(1)	116,500	$3,270
Bumi Serpong Damai Tbk PT	38,500	5,117
Charoen Pokphand Indonesia Tbk PT	23,500	8,605
Global Mediacom Tbk PT	29,500	5,567
Gudang Garam Tbk PT	1,500	6,180
Indo Tambangraya Megah Tbk PT	2,000	4,491
Indocement Tunggal Prakarsa Tbk PT	7,000	13,581
Indofood CBP Sukses Makmur Tbk PT	5,500	5,307
Indofood Sukses Makmur Tbk PT	14,500	8,989
Jasa Marga (Persero) Tbk PT	10,000	4,643
Kalbe Farma Tbk PT	67,500	8,439
Lippo Karawaci Tbk PT	62,500	5,074
Medco Energi Internasional Tbk PT	21,000	4,612
Media Nusantara Citra Tbk PT	19,000	4,166
Pembangunan Perumahan Persero Tbk PT	50,500	6,135
Perusahaan Gas Negara Tbk PT	39,500	16,725
Semen Gresik (Persero) Tbk PT	15,500	20,088
Summarecon Agung Tbk PT	62,500	5,429
Surya Semesta Internusa Tbk PT	78,000	5,437
Tambang Batubara Bukit Asam Tbk PT	5,000	4,136
Telekomunikasi Indonesia Tbk PT	168,500	33,739
Tower Bersama Infrastructure Tbk PT(1)	10,000	5,386
Trada Maritime Tbk PT(1)	37,000	5,617
Unilever Indonesia Tbk PT	3,500	8,649
United Tractors Tbk PT	9,000	14,759
Vale Indonesia Tbk PT	22,500	4,641
Wijaya Karya Persero Tbk PT	30,000	5,565
XL Axiata Tbk PT	13,500	5,415

		$373,218

Kuwait — 1.8%
Al-Qurain Petrochemicals Co.	25,000	$20,412
Gulf Bank(1)	15,000	19,180
Kuwait Finance House KSC	7,000	20,955
Kuwait Foods Co. (Americana)	2,500	22,187
Mabanee Co. SAKC	5,000	20,241
Mobile Telecommunications Co.	8,000	18,259
National Bank of Kuwait SAK	10,000	34,790
National Industries Group Holding(1)	22,000	18,642

		$174,666

Malaysia — 3.7%
AMMB Holdings Bhd	2,300	$5,084
Astro Malaysia Holdings Bhd	5,400	5,211
Axiata Group Bhd	6,900	13,803

Security	Shares	Value

Malaysia (continued)
Berjaya Sports Toto Bhd	3,800	$4,431
British American Tobacco Malaysia Bhd	400	7,329
Bumi Armada Bhd(1)	7,100	8,459
CIMB Group Holdings Bhd	4,700	10,279
Dialog Group Bhd	8,600	8,908
Digi.com Bhd	5,200	8,179
Felda Global Ventures Holdings Bhd	3,700	5,196
Gamuda Bhd	8,000	11,046
Genting Bhd	3,800	11,728
HAP Seng Consolidated Bhd	7,000	6,434
Hong Leong Bank Bhd	1,100	4,763
Hong Leong Financial Group Bhd	1,100	5,310
IHH Healthcare Bhd(1)	3,800	4,460
IJM Corp. Bhd	5,100	8,993
IOI Corp. Bhd	5,000	7,037
IOI Properties Group Bhd(1)	2,499	1,983
KLCC Property Holdings Bhd	2,500	4,689
Kuala Lumpur Kepong Bhd	800	5,859
Lafarge Malayan Cement Bhd	2,700	7,205
Malayan Banking Bhd	5,000	14,937
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	4,582
Maxis Bhd	3,300	7,022
MISC Bhd(1)	3,100	6,014
Multi-Purpose Holdings Bhd	4,900	4,625
Parkson Holdings Bhd	4,200	3,540
Petronas Chemicals Group Bhd	9,700	19,994
Petronas Dagangan Bhd	1,400	13,113
Petronas Gas Bhd	800	5,767
PPB Group Bhd	1,100	5,352
Public Bank Bhd	2,700	15,708
Resorts World Bhd	5,200	6,910
RHB Capital Bhd	2,000	5,009
Sapurakencana Petroleum Bhd(1)	14,300	19,366
Sime Darby Bhd	10,100	28,098
Telekom Malaysia Bhd	3,200	5,538
Tenaga Nasional Bhd	4,200	15,391
Top Glove Corp. Bhd	2,600	4,584
UEM Land Holdings Bhd	6,200	4,171
UMW Holdings Bhd	1,300	4,687
YTL Corp. Bhd	10,500	5,067
YTL Power International Bhd(1)	9,100	4,725

		$360,586

Mexico — 6.8%
Alfa SAB de CV, Series A	16,517	$39,820
America Movil SAB de CV ADR, Series L	5,900	114,283

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Bolsa Mexicana de Valores SAB de CV	3,200	$5,792
Cemex SAB de CV ADR(1)	5,150	67,362
Coca Cola Femsa SAB de CV ADR	140	13,576
Compartamos SAB de CV	4,100	6,969
El Puerto de Liverpool SAB de CV	1,270	13,223
Embotelladoras Arca SAB de CV	2,500	13,099
Empresas ICA SAB de CV(1)	4,500	7,371
Fibra Uno Administracion SA de CV	5,700	17,967
Fomento Economico Mexicano SA de CV ADR	500	42,810
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	14,349
Grupo Bimbo SA de CV, Series A	6,800	17,732
Grupo Carso SA de CV, Series A1	2,700	14,198
Grupo Elektra SA de CV	260	7,426
Grupo Financiero Banorte SAB de CV, Class O	9,200	59,561
Grupo Financiero Inbursa SAB de CV, Class O	10,400	25,003
Grupo Financiero Santander Mexico SAB de CV	8,000	17,706
Grupo Mexico SAB de CV, Series B	10,400	31,841
Grupo Televisa SA ADR	1,000	29,410
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	10,859
Industrias Penoles SA de CV	590	14,252
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	12,345
Mexichem SAB de CV	4,100	13,326
Minera Frisco SAB de CV(1)	3,600	6,176
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	19,399
Wal-Mart de Mexico SAB de CV, Series V	13,600	28,716

		$664,571

Peru — 1.8%
Alicorp SA	9,000	$27,888
Cia de Minas Buenaventura SA ADR	1,000	12,600
Credicorp, Ltd.	320	41,568
Ferreycorp SAA	12,500	7,505
Grana y Montero SA	5,300	20,363
Intergroup Financial Services Corp.	240	7,620
Luz del Sur SAA	2,800	9,187
Southern Copper Corp.	1,075	32,798
Union Andina de Cementos SAA	6,000	7,162
Volcan Cia Minera SA, Class B	16,000	6,748

		$173,439

Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	8,900	$11,782
Alliance Global Group, Inc.	16,900	11,402
Ayala Corp.	710	9,181

Security	Shares	Value

Philippines (continued)
Ayala Land, Inc.	16,000	$10,978
Bank of the Philippine Islands(1)	4,747	9,615
BDO Unibank, Inc.	5,410	10,199
International Container Terminal Services, Inc.	4,940	10,750
Jollibee Foods Corp.	2,760	10,590
Metropolitan Bank & Trust Co.	2,340	4,307
Petron Corp.	33,700	10,380
Philippine Long Distance Telephone Co.	340	20,599
Puregold Price Club, Inc.	10,600	11,103
Semirara Mining Corp.	1,750	14,477
SM Investments Corp.	800	12,459
SM Prime Holdings, Inc.	24,800	8,140
Universal Robina Corp.	4,780	15,027

		$180,989

Poland — 4.1%
Asseco Poland SA	1,570	$25,731
Bank Handlowy w Warszawie SA	220	8,388
Bank Millennium SA(1)	3,150	9,504
Bank Pekao SA	530	33,886
Bank Zachodni WBK SA	55	7,648
BRE Bank SA	70	12,642
Cyfrowy Polsat SA(1)	1,700	11,407
Eurocash SA	1,060	13,954
Getin Noble Bank SA(1)	6,750	7,585
Grupa Azoty SA	200	3,816
Jastrzebska Spolka Weglowa SA	190	3,245
KGHM Polska Miedz SA	490	18,980
LPP SA	10	33,189
Lubelski Wegiel Bogdanka SA	140	5,875
NG2 SA	180	7,843
Polish Oil & Gas	5,950	10,059
Polska Grupa Energetyczna SA	5,970	36,443
Polski Koncern Naftowy Orlen SA	1,100	15,917
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	49,319
Powszechny Zaklad Ubezpieczen SA	230	33,612
Synthos SA	3,160	5,604
Tauron Polska Energia SA	10,610	16,934
Telekomunikacja Polska SA	6,660	22,325
TVN SA	1,340	7,112

		$401,018

Qatar — 1.8%
Doha Bank, Ltd.	1,370	$25,232
Industries Qatar	490	26,470

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar (continued)
Masraf Al Rayan	2,100	$22,488
Qatar Electricity & Water Co.	528	25,162
Qatar Gas Transport Co., Ltd. (NAKILAT)	4,990	29,805
Qatar Islamic Bank	1,120	23,318
Qatar Telecom QSC	560	23,099

		$175,574

Russia — 6.6%
Federal Hydrogenerating Co. JSC ADR	7,620	$11,491
Globaltrans Investment PLC GDR(3)	780	10,132
LUKOIL OAO ADR	1,050	57,120
Magnit OJSC	280	68,253
Mail.ru Group, Ltd. GDR(3)	270	11,460
MegaFon OAO GDR(3)	510	14,771
MMC Norilsk Nickel ADR	1,300	22,034
Mobile TeleSystems OJSC	4,620	35,406
NovaTek OAO GDR(3)	170	21,469
OAO Gazprom ADR	12,080	92,861
PIK Group GDR(3)	3,900	8,459
Polymetal International PLC	500	5,302
Polyus Gold International, Ltd.	1,760	5,761
Rosneft Oil Co. GDR(3)	2,470	16,649
Sberbank of Russia ADR	8,250	84,910
Sistema JSFC	20,540	23,449
Surgutneftegas OJSC ADR	2,220	16,852
Surgutneftegas OJSC, PFC Shares	19,130	14,291
Tatneft ADR	570	20,540
Uralkali OJSC GDR(3)	810	18,377
VimpelCom, Ltd. ADR	1,300	13,208
VTB Bank OJSC GDR(3)	8,870	20,392
X5 Retail Group NV GDR(1)(3)	770	13,668
Yandex NV, Class A(1)	1,100	41,250

		$648,105

South Africa — 7.1%
AECI, Ltd.	410	$4,977
African Rainbow Minerals, Ltd.	280	5,682
Anglo Platinum, Ltd.(1)	150	6,390
AngloGold Ashanti, Ltd.	920	16,206
Aspen Pharmacare Holdings, Ltd.	560	14,165
Assore, Ltd.	120	4,818
AVI, Ltd.	840	3,997
Barclays Africa Group, Ltd.	710	8,740
Barloworld, Ltd.	1,160	11,565
Bidvest Group, Ltd.	1,270	29,838

Security	Shares	Value

South Africa (continued)
Capital Property Fund	4,670	$4,283
Coronation Fund Managers, Ltd.	730	5,962
DataTec, Ltd.	1,300	5,679
Discovery Holdings, Ltd.	820	6,048
FirstRand, Ltd.	4,690	14,865
Foschini, Ltd.	460	3,813
Gold Fields, Ltd.	1,860	7,052
Grindrod, Ltd.	2,010	4,804
Growthpoint Properties, Ltd.	2,780	6,050
Hosken Consolidated Investments, Ltd.	500	6,498
Impala Platinum Holdings, Ltd.	1,260	13,285
Imperial Holdings, Ltd.	400	6,278
Investec, Ltd.	760	5,593
Kumba Iron Ore, Ltd.	150	6,193
Kumba Resources, Ltd.	370	4,916
Life Healthcare Group Holdings, Ltd.	2,100	7,356
Massmart Holdings, Ltd.	280	3,156
Mediclinic International, Ltd.	680	4,238
MMI Holdings, Ltd.	2,370	5,037
Mondi, Ltd.	330	5,916
Mr. Price Group, Ltd.	420	5,822
MTN Group, Ltd.	6,420	117,273
Murray & Roberts Holdings, Ltd.(1)	2,770	6,437
Nampak, Ltd.	1,560	5,349
Naspers, Ltd., Class N	780	93,697
Nedbank Group, Ltd.	390	7,629
Netcare, Ltd.	2,470	5,164
PPC, Ltd.	1,620	4,426
Redefine Properties, Ltd.	6,150	5,392
Remgro, Ltd.	860	14,844
Reunert, Ltd.	1,110	6,513
RMB Holdings, Ltd.	1,540	6,832
RMI Holdings	1,790	4,468
Sanlam, Ltd.	3,380	16,587
Sasol, Ltd.	1,120	56,866
Shoprite Holdings, Ltd.	690	9,016
Spar Group, Ltd.	390	4,105
Standard Bank Group, Ltd.	2,250	25,717
Steinhoff International Holdings, Ltd.	3,060	14,728
Tiger Brands, Ltd.	360	8,168
Trencor, Ltd.	730	4,781
Truworths International, Ltd.	910	5,795
Vodacom Group (Pty), Ltd.	1,240	13,767
Wilson Bayly Holmes-Ovcon, Ltd.	480	5,895
Woolworths Holdings, Ltd.	1,220	7,221

		$689,892

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea — 7.3%
BS Financial Group, Inc.	440	$6,561
Cheil Industries, Inc.	100	6,461
E-Mart Co., Ltd.	50	11,905
GS Holdings Corp.	190	8,833
Hana Financial Group, Inc.	470	18,386
Hanwha Chemical Corp.	360	7,101
Hanwha Corp.	150	5,066
Honam Petrochemical Corp.	30	5,718
Hynix Semiconductor, Inc.(1)	550	19,998
Hyosung Corp.	80	5,461
Hyundai Engineering & Construction Co., Ltd.	120	6,576
Hyundai Glovis Co., Ltd.	60	13,187
Hyundai Heavy Industries Co., Ltd.	50	10,306
Hyundai Mobis	70	20,556
Hyundai Motor Co.	170	39,058
Hyundai Steel Co.	120	7,657
Industrial Bank of Korea	490	6,251
KB Financial Group, Inc.	600	22,434
Kia Motors Corp.	300	15,587
Korea Electric Power Corp.	630	21,836
Korea Investment Holdings Co., Ltd.	130	4,692
Korea Zinc Co., Ltd.	30	9,558
KT Corp.	360	10,233
KT&G Corp.	180	13,184
LG Chem, Ltd.	70	16,723
LG Corp.	160	8,403
LG Display Co., Ltd.(1)	330	7,529
LG Electronics, Inc.	200	11,425
LG Household & Health Care, Ltd.	20	8,574
Lotte Shopping Co., Ltd.	30	9,494
Macquarie Korea Infrastructure Fund	930	5,411
Naver Corp.	30	22,937
OCI Co., Ltd.	40	7,774
POSCO	120	31,918
S-Oil Corp.	90	5,521
Samsung C&T Corp.	170	10,033
Samsung Electro-Mechanics Co., Ltd.	100	6,361
Samsung Electronics Co., Ltd.	105	133,014
Samsung Fire & Marine Insurance Co., Ltd.	60	13,254
Samsung Heavy Industries Co., Ltd.	230	6,888
Samsung Life Insurance Co., Ltd.	230	21,778
Samsung SDI Co., Ltd.	50	7,023
Samsung Securities Co., Ltd.	150	5,575
Shinhan Financial Group Co., Ltd.	710	29,627
SK Holdings Co., Ltd.	40	7,225
SK Innovation Co., Ltd.	100	12,527

Security	Shares	Value

South Korea (continued)
SK Telecom Co., Ltd.	100	$20,349
Woori Finance Holdings Co., Ltd.(1)	710	8,033

		$714,001

Taiwan — 7.4%
Advanced Semiconductor Engineering, Inc.	12,000	$11,932
Asia Cement Corp.	7,000	8,860
Asustek Computer, Inc.	1,000	9,639
AU Optronics Corp.(1)	25,000	8,515
Catcher Technology Co., Ltd.	2,000	14,574
Cathay Financial Holding Co., Ltd.	10,677	15,843
Chailease Holding Co., Ltd.	2,000	4,955
Chang Hwa Commercial Bank	9,000	5,299
Cheng Shin Rubber Industry Co., Ltd.	6,000	15,673
Chimei Innolux Corp.(1)	21,000	7,525
China Development Financial Holding Corp.	23,000	6,703
China Life Insurance Co., Ltd.	5,700	5,439
China Steel Corp.	24,000	20,385
Chunghwa Telecom Co., Ltd.	10,000	30,400
Compal Electronics, Inc.	13,000	8,795
CTBC Financial Holding Co., Ltd.	20,000	12,939
Delta Electronics, Inc.	3,000	16,779
E.Sun Financial Holding Co., Ltd.	9,000	5,679
Far Eastern New Century Corp.	9,000	9,492
Far EasTone Telecommunications Co., Ltd.	6,000	12,152
First Financial Holding Co., Ltd.	11,000	6,562
Formosa Chemicals & Fibre Corp.	7,000	17,892
Formosa Petrochemical Corp.	4,000	10,268
Formosa Plastics Corp.	9,000	22,950
Fubon Financial Holding Co., Ltd.	10,000	14,046
Giant Manufacturing Co., Ltd.	2,000	13,669
Hon Hai Precision Industry Co., Ltd.	13,000	36,204
Hotai Motor Co., Ltd.	1,000	12,288
HTC Corp.	2,000	8,999
Hua Nan Financial Holdings Co., Ltd.	11,000	6,334
Inventec Co., Ltd.	10,000	10,588
Kenda Rubber Industrial Co., Ltd.	3,000	7,310
Lite-On Technology Corp.	6,000	8,860
MediaTek, Inc.	2,000	29,484
Mega Financial Holding Co., Ltd.	11,875	9,501
Merida Industry Co., Ltd.	2,000	13,458
Nan Ya Plastics Corp.	11,000	23,666
Pou Chen Corp.	11,000	14,762
President Chain Store Corp.	2,000	12,432
Quanta Computer, Inc.	6,000	14,804
Ruentex Industries, Ltd.	2,190	5,184

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Shin Kong Financial Holding Co., Ltd.	15,000	$4,970
Siliconware Precision Industries Co., Ltd.	8,000	10,108
SinoPac Financial Holdings Co., Ltd.	13,000	6,268
Taishin Financial Holdings Co., Ltd.	12,000	5,665
Taiwan Cement Corp.	8,000	12,792
Taiwan Cooperative Financial Holding Co., Ltd.	10,000	5,420
Taiwan Fertilizer Co., Ltd.	2,000	4,300
Taiwan Mobile Co., Ltd.	5,000	15,045
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	79,361
Uni-President Enterprises Corp.	13,000	21,741
United Microelectronics Corp.	26,000	10,587
Yuanta Financial Holding Co., Ltd.	15,000	7,897
Yulon Motor Co., Ltd.	6,000	10,260

		$725,253

Thailand — 3.7%
Advanced Info Service PCL(4)	5,400	$35,012
Airports of Thailand PCL(4)	1,700	9,796
Bangkok Bank PCL(4)	1,500	7,899
Bangkok Dusit Medical Services PCL(4)	1,700	6,694
Bank of Ayudhya PCL(4)	8,000	8,526
BEC World PCL(4)	4,700	7,291
Berli Jucker PCL(4)	4,800	7,006
Big C Supercenter PCL(4)	1,000	5,434
BTS Group Holdings PCL(4)	25,200	6,464
Central Pattana PCL(4)	5,500	6,987
Charoen Pokphand Foods PCL(4)	13,800	11,553
CP ALL PCL(4)	16,300	19,636
Delta Electronics (Thailand) PCL(4)	4,800	7,979
Glow Energy PCL(4)	2,000	4,545
Hana Microelectronics PCL(4)	8,200	6,412
Home Product Center PCL(4)	18,667	5,217
Indorama Ventures PCL(4)	9,600	6,138
IRPC PCL(4)	63,400	6,619
Kasikornbank PCL(4)	4,100	21,796
Krung Thai Bank PCL(4)	13,500	7,424
Minor International PCL(4)	9,100	6,933
PTT Exploration & Production PCL(4)	4,320	20,415
PTT Global Chemical PCL(4)	4,720	10,875
PTT PCL(4)	2,600	23,372
Shin Corp. PCL(4)	5,300	11,931
Siam Cement PCL(4)	900	11,774
Siam Commercial Bank PCL(4)	5,680	26,437
Sino Thai Engineering & Construction PCL(4)	8,600	4,285
Thai Beverage PCL(4)	40,000	17,693
Thai Oil PCL(4)	2,500	3,995

Security	Shares	Value

Thailand (continued)
TMB Bank PCL(4)	91,700	$6,984
Total Access Communication PCL(4)	2,800	8,691
True Corp. PCL(1)(4)	33,411	7,504

		$359,317

Turkey — 3.6%
Akbank TAS	8,690	$22,387
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	12,744
Arcelik AS	1,350	7,214
Aygaz AS	750	2,680
BIM Birlesik Magazalar AS	1,200	22,225
Coca-Cola Icecek AS	510	9,831
Dogan Sirketler Grubu Holding AS(1)	9,470	2,953
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	9,877
Enka Insaat ve Sanayi AS	4,150	12,511
Eregli Demir ve Celik Fabrikalari TAS	17,580	19,206
Ford Otomotiv Sanayi AS	350	3,085
Haci Omer Sabanci Holding AS	4,000	14,107
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	18,170	9,432
KOC Holding AS	6,350	23,402
Koza Altin Isletmeleri AS	500	4,280
Petkim Petrokimya Holding AS(1)	4,650	5,204
TAV Havalimanlari Holding AS	1,100	7,746
Tekfen Holding AS	2,900	6,064
Tofas Turk Otomobil Fabrikasi AS	750	3,602
Tupras-Turkiye Petrol Rafinerileri AS	1,240	21,774
Turk Hava Yollari Anonim Ortakligi (THY) AS	4,970	14,746
Turk Sise ve Cam Fabrikalari AS	6,350	6,477
Turk Telekomunikasyon AS	3,050	8,175
Turk Traktor ve Ziraat Makineleri AS	180	4,546
Turkcell Iletisim Hizmetleri AS(1)	5,230	27,166
Turkiye Garanti Bankasi AS	9,430	25,764
Turkiye Halk Bankasi AS	2,820	13,774
Turkiye Is Bankasi	6,850	12,631
Turkiye Vakiflar Bankasi TAO	5,920	8,797
Ulker Gida Sanayi ve Ticaret AS	520	2,871
Yapi ve Kredi Bankasi AS	3,250	4,846
Yazicilar Holding AS	700	5,450

		$355,567

United Arab Emirates — 1.9%
Air Arabia (PJSC)	61,500	$26,224
Arabtec Holding Co.(1)	12,670	16,643
DP World, Ltd.	1,500	27,452
Emaar Properties (PJSC)	14,070	35,052

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Arab Emirates (continued)
First Gulf Bank (PJSC)	6,600	$40,291
National Bank of Abu Dhabi (PJSC)	9,100	36,934

		$182,596

Total Common Stocks (identified cost $9,463,342)		$9,135,792

Equity-Linked Securities(2)(5) — 6.3%

Security	Maturity Date	Shares	Value

India — 6.3%
ACC, Ltd.	6/30/16	290	$5,188
Adani Ports and Special Economic Zone, Ltd.	3/10/16	4,410	11,943
Aditya Birla Nuvo, Ltd.	6/30/16	260	4,574
Ambuja Cements, Ltd.	10/30/15	1,660	4,516
Asian Paints, Ltd.	3/10/16	710	5,438
Axis Bank, Ltd.	3/10/16	570	11,694
Bajaj Auto, Ltd.	11/16/15	320	10,085
Bank of Baroda	6/30/16	620	5,533
Bharat Petroleum Corp., Ltd.	6/30/16	990	6,060
Bharti Airtel, Ltd.	3/10/16	6,170	28,733
Cairn India, Ltd.	6/13/16	1,130	5,932
Cipla, Ltd.	3/10/16	1,530	9,521
Coal India, Ltd.	12/15/15	1,530	6,045
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	12,190
Federal Bank, Ltd.	6/30/16	5,200	6,467
GAIL India, Ltd.	3/10/16	1,830	10,986
HCL Technologies, Ltd.	9/15/16	660	16,838
HDFC Bank, Ltd.	3/10/16	2,510	27,214
Hero MotoCorp, Ltd.	12/15/15	310	9,874
Hindustan Unilever, Ltd.	3/10/16	1,730	15,386
Housing Development Finance Corp., Ltd.	3/10/16	3,630	48,157
ICICI Bank, Ltd.	8/1/16	1,250	21,128
Idea Cellular, Ltd.	3/10/16	4,850	10,123
IDFC, Ltd.	9/15/16	3,450	5,254
Indian Oil Corp., Ltd.	3/10/16	1,430	5,751
IndusInd Bank, Ltd.	3/10/16	810	5,214
ITC, Ltd.	9/15/16	4,700	24,935
Jindal Steel & Power, Ltd.	3/10/16	1,260	4,883
JSW Steel, Ltd.	6/30/16	420	5,957
Kotak Mahindra Bank, Ltd.	9/15/16	690	7,648
Larsen & Toubro, Ltd.	6/30/16	530	9,523
NMDC, Ltd.	12/15/15	2,530	5,223
NTPC, Ltd.	3/10/16	10,310	18,764
Oil & Natural Gas Corp., Ltd.	3/10/16	4,200	19,814

Security	Maturity Date	Shares	Value

India (continued)
Oil India, Ltd.	3/10/16	670	$4,942
Piramal Enterprises, Ltd.	3/10/16	910	8,179
Power Finance Corp.	8/1/16	2,370	6,317
Power Grid Corp. of India, Ltd.	3/10/16	6,680	10,222
Punj Lloyd, Ltd.	6/30/16	13,560	5,676
Reliance Communications, Ltd.	3/10/16	3,990	7,255
Reliance Infrastructure, Ltd.	3/10/16	1,080	6,346
Sesa Sterlite, Ltd.	6/30/16	2,125	6,113
Shriram Transport Finance Co., Ltd.	6/30/16	520	4,978
Steel Authority of India, Ltd.	6/30/16	6,230	5,619
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	20,878
Tata Consultancy Services, Ltd.	9/15/16	1,370	50,484
Tata Motors, Ltd.	9/28/16	1,900	12,828
Tata Power Co., Ltd.	3/10/16	5,450	6,954
Tata Steel, Ltd.	6/30/16	1,070	5,957
Tech Mahindra, Ltd.	7/5/16	230	6,954
UltraTech Cement, Ltd.	3/10/16	170	5,063
Unitech, Ltd.	6/30/16	18,760	3,463
United Spirits, Ltd.	9/15/16	360	13,916
Wipro, Ltd.	9/15/16	1,320	12,766

Total Equity-Linked Securities (identified cost $589,849)			$611,501

Rights(1) — 0.0%(6)

Security	Shares	Value

Itausa-Investimentos Itau SA, Exp. 3/26/14	71	$66
Parque Arauco SA, Exp. 3/19/14	679	87

Total Rights (identified cost $0)		$153

Warrants(1) — 0.0%(6)

Security	Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00	8,400	$219

Total Warrants (identified cost $0)		$219

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$10	$10,480

Total Short-Term Investments (identified cost $10,480)		$10,480

Total Investments — 99.8% (identified cost $10,063,671)		$9,758,145

Other Assets, Less Liabilities — 0.2%		$21,077

Net Assets — 100.0%		$9,779,222

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

THB	–	Thai Baht

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $658,752 or 6.7% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2014, the aggregate value of these securities is $143,870 or 1.5% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	22.5%	$2,196,997
Hong Kong Dollar	9.7	953,522
New Taiwan Dollar	7.4	725,253
South Korean Won	7.3	714,001
South African Rand	7.1	689,892
Brazilian Real	5.8	571,688
Polish Zloty	4.1	401,018
Mexican Peso	4.0	397,130
Indonesian Rupiah	3.8	373,218
Malaysian Ringgit	3.7	360,586
New Turkish Lira	3.6	355,567
Thai Baht	3.5	341,843
Euro	2.3	228,296
Czech Koruna	1.9	184,835
Chilean Peso	1.9	182,705
Philippine Peso	1.9	180,989
Qatari Riyal	1.8	175,574
Kuwaiti Dinar	1.8	174,666
Hungarian Forint	1.7	166,436
United Arab Emirates Dirham	1.6	155,144
Colombian Peso	1.2	114,900
Other currency, less than 1% each	1.2	113,885

Total Investments	99.8%	$9,758,145

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.1%	$2,452,132
Materials	10.3	1,004,604
Industrials	10.2	993,956
Energy	10.0	982,513
Information Technology	10.0	974,527
Telecommunication Services	9.8	957,201
Consumer Discretionary	8.7	853,982
Consumer Staples	8.5	830,723
Utilities	5.0	494,474
Health Care	2.1	203,553
Short-Term Investments	0.1	10,480

Total Investments	99.8%	$9,758,145

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $10,053,191)	$9,747,665
Affiliated investment, at value (identified cost, $10,480)	10,480
Cash	469
Foreign currency, at value (identified cost, $42,954)	42,723
Dividends receivable	13,619
Interest receivable from affiliated investment	3
Receivable for Fund shares sold	5,000
Tax reclaims receivable	424
Receivable from affiliates	16,389
Total assets	$9,836,772

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$5,514
Distribution and service fees	10
Accrued expenses	52,026
Total liabilities	$57,550
Net Assets	$9,779,222

Sources of Net Assets
Paid-in capital	$10,074,908
Accumulated net realized gain	6,798
Accumulated undistributed net investment income	3,336
Net unrealized depreciation	(305,820)
Total	$9,779,222

Investor Class Shares
Net Assets	$66,956
Shares Outstanding	6,904
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.70

Institutional Class Shares
Net Assets	$9,712,266
Shares Outstanding	1,000,780
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.70

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Period Ended February 28, 2014(1)
Dividends (net of foreign taxes, $6,198)	$58,925
Interest allocated from affiliated investment	143
Expenses allocated from affiliated investment	(19)
Total investment income	$59,049

Expenses
Investment adviser and administration fee	$31,736
Distribution and service fees
Investor Class	28
Trustees’ fees and expenses	461
Custodian fee	51,479
Transfer and dividend disbursing agent fees	36
Legal and accounting services	28,645
Printing and postage	2,259
Registration fees	20,359
Miscellaneous	9,391
Total expenses	$144,394
Deduct —
Allocation of expenses to affiliates	$106,289
Total expense reductions	$106,289

Net expenses	$38,105

Net investment income	$20,944

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$16,065
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	(9,268)
Net realized gain	$6,798
Change in unrealized appreciation (depreciation) —
Investments	$(305,526)
Foreign currency	(294)
Net change in unrealized appreciation (depreciation)	$(305,820)

Net realized and unrealized loss	$(299,022)

Net decrease in net assets from operations	$(278,078)

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 28, 2014 (Unaudited)(1)
From operations —
Net investment income	$20,944
Net realized gain from investment and foreign currency transactions	6,798
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(305,820)
Net decrease in net assets from operations	$(278,078)
Distributions to shareholders —
From net investment income
Investor Class	$(26)
Institutional Class	(17,582)
Total distributions to shareholders	$(17,608)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$67,300
Institutional Class	9,990,000
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	26
Institutional Class	17,582
Net increase in net assets from Fund share transactions	$10,074,908

Net increase in net assets	$9,779,222

Net Assets
At beginning of period	$—
At end of period	$9,779,222

Accumulated undistributed net investment income included in net assets
At end of period	$3,336

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Financial Highlights

	Investor Class
	Period Ended February 28, 2014 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.014
Net realized and unrealized loss	(0.301)

Total loss from operations	$(0.287)

Less Distributions
From net investment income	$(0.013)

Total distributions	$(0.013)

Net asset value — End of period	$9.700

Total Return(3)	(2.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)
Net investment income	0.34	%(6)
Portfolio Turnover	7	%(4)

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.51% of average daily net assets for the period ended February 28, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Financial Highlights — continued

	Institutional Class
	Period Ended February 28, 2014 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.021
Net realized and unrealized loss	(0.303)

Total loss from operations	$(0.282)

Less Distributions
From net investment income	$(0.018)

Total distributions	$(0.018)

Net asset value — End of period	$9.700

Total Return(3)	(2.73	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,712
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)
Net investment income	0.50	%(6)
Portfolio Turnover	7	%(4)

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.51% of average daily net assets for the period ended February 28, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 25, 2013. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

20

Parametric Emerging Markets Core Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended February 28, 2014, the investment adviser and administration fee amounted to $31,736 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

21

Parametric Emerging Markets Core Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after May 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $106,289 in total of the Fund’s operating expenses for the period ended February 28, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended February 28, 2014, EVM received no fees from the Fund pursuant to such agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2014 amounted to $28 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,772,615 and $735,644, respectively, for the period ended February 28, 2014.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Period Ended February 28, 2014 (Unaudited)(1)

Sales	6,902
Issued to shareholders electing to receive payments of distributions in Fund shares	2

Net increase	6,904

Institutional Class	Period Ended February 28, 2014 (Unaudited)(1)

Sales	999,000
Issued to shareholders electing to receive payments of distributions in Fund shares	1,780

Net increase	1,000,780

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

At February 28, 2014, EVM owned 99.5% of the value of the outstanding shares of the Fund.

22

Parametric Emerging Markets Core Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,063,671

Gross unrealized appreciation	$522,748
Gross unrealized depreciation	(828,274)

Net unrealized depreciation	$(305,526)

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Parametric Emerging Markets Core Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$191,548	$3,740,217		$—	$3,931,765
Emerging Europe	175,036	1,820,028		—	1,995,064
Latin America	1,182,136	804,099		—	1,986,235
Middle East/Africa	—	1,222,728		—	1,222,728

Total Common Stocks	$1,548,720	$7,587,072	*	$—	$9,135,792

Equity-Linked Securities	$—	$611,501		$—	$611,501
Rights	153	—		—	153
Warrants	219	—		—	219
Short-Term Investments	—	10,480		—	10,480

Total Investments	$1,549,092	$8,209,053		$—	$9,758,145

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Parametric Emerging Markets Core Fund

February 28, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 12, 2013, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Emerging Markets Core Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 12, 2013 meeting as well as information previously furnished throughout the year at the meetings of the Board and its committees, including, with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser and Sub-adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

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Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

25

Parametric Emerging Markets Core Fund

February 28, 2014

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience employing a top-down, disciplined investment processes that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services and sub-advisory fees (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

26

Parametric Emerging Markets Core Fund

February 28, 2014

Officers and Trustees

Officers of Parametric Emerging Markets Core Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Core Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14522 2.28.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014